Additional information- condensed financial statements of the Company (Condensed statements of cash flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Condensed statement of cash flows [Line Items]
Cash flows from operating activities	¥ 3,718,452	$ 571,517		¥ 2,421,135	¥ 1,823,442
Cash flows from investing activities
Net cash used in investing activities	(4,037,516)	(620,556)		(1,783,138)	(1,048,022)
Cash flows from financing activities
Proceeds from bank borrowings	621,118	95,464		0	1,148,500
Proceeds from issuance of common shares, net of issuance cost	2,950,607	453,500		0	0
Repayment of convertible bonds	2,753,630	423,225		0	0
Net cash provided by financing activities	1,392,525	214,027		10,651	(337,143)
Net increase in cash and cash equivalents	1,073,461	164,988		648,648	438,277
Cash and cash equivalents at the beginning of the year	1,579,743	242,802		928,934	475,028
Cash and cash equivalents at the end of the year	2,617,432	402,292		1,579,743	928,934	¥ 475,028
Parent [Member]
Condensed statement of cash flows [Line Items]
Cash flows from operating activities	0	0		0	0
Cash flows from investing activities
Repayment of loans from a subsidiary	2,132,512	327,761	[1]
Loans to a subsidiary	(2,950,607)	(453,500)	[1]
Net cash used in investing activities	(818,095)	(125,739)	[1]
Cash flows from financing activities
Proceeds from bank borrowings	621,118	95,464	[1]
Proceeds from issuance of common shares, net of issuance cost	2,950,607	453,500
Repayment of convertible bonds	(2,753,630)	(423,225)	[1]
Net cash provided by financing activities	818,095	125,739	[1]
Net increase in cash and cash equivalents			[1]
Cash and cash equivalents at the beginning of the year			[1]
Cash and cash equivalents at the end of the year			[1]

[1]	Convenience translation Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB 6.5063 on December 29, 2017 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.